Capital Structure, Financial Risk and Related Items - Financial Income and Expenses (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital Structure, Financial Risk And Related Items [Abstract]
Interest and other financial income	$ 138	$ 144	$ 142
Increase (decrease) in interest income	$ (6)	$ 2
Increase (decrease) in interest income (in percentage)	(4.00%)	1.00%
Increase in interest expense	$ 27
Foreign exchange gain (loss)	(3)	$ 92	(66)
Gain (loss) on marketable securities, net	66	130	$ (17)
Increase (decrease) in gain (loss) of marketable securities	$ (64)	$ 147
Percentage of increase (decrease) in gain (loss) of marketable securities	(49.00%)	865.00%